THE SHERWIN-WILLIAMS COMPANY
101 Prospect Avenue, N.W.
Cleveland, Ohio 44115

March 7, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	The Sherwin-Williams Company
File No. 1-04851
Ladies and Gentlemen:
     I have attached a copy of the Annual Report on Form 10-K of The Sherwin-Williams Company for the fiscal year ended December 31, 2005.
     The 2005 financial statements included in the Annual Report do not reflect a change from 2004 in any accounting principles or practices, or in the method of applying any such principles or practices.
     Please call me if you have any questions or comments.

Very truly yours,
/s/ Stephen J. Perisutti

Stephen J. Perisutti Senior Corporate Counsel (216) 566-2543

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